UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2003

Prasad Growth Fund

			Schedule of Investments
			September 30, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace and Defense
500	Engineered Support System, Inc.	$ 30,275	3.78%

Auto and Truck
1,500	China Yuchai International	26,580	3.32%

Business Service Staffing
1,700	Right Management Consultants, Inc. *	30,736	3.84%

Computer Services
2,000	Satyam Computer Services	25,800
1,500	SI International, Inc. *	24,600
		50,400	3.07%

Drug Ethical
2,000	King Pharmaceuticals, Inc. *	30,300	3.78%

Electronic Miscellaneous Products
700	Benchmark Electronics, Inc. *	29,589
1,500	Rofin-Sinar Technologies *	31,530
1,300	Sigmatron International *	26,104
		87,223	3.26%

Electronic Parts Distributor
1,500	Avnet, Inc. *	24,780	3.10%

Electronic Semiconductor Manufacturing
1,700	Cree, Inc.*	31,484	3.93%

Healthcare Instruments
1,800	Invivo Corporation *	28,242	3.93%

Instruments
1,700	ADE Corp. *	29,869
2,000	Measurement SPC *	27,000
		56,869	7.10%

Internet Services
800	SOHU Com, Inc. *	24,944	3.12%

Mining
3,000	Amcol International Corp.	37,080	4.63%

Retail Apparel
1,000	Aeropostale, Inc. *	27,050
1,500	Pacific Sunwear of California, Inc. *	30,990
		58,040	3.87%

Retail Consumer Electric
1,500	Gamestop Corp. *	23,850	2.98%

Retail Discount Variety
800	Claire's Stores, Inc.	26,768	3.34%

Retail Miscellaneous/Diversified
900	Brown Shoe Company, Inc.	28,530
700	K-Swiss, Inc. Class A	25,193
		53,723	6.71%

Software Business
1,800	SCO Group, Inc. *	24,894	3.11%

Telecommunications Cellular
1,200	America Movil S.S. de C.V.	27,732
500	NII Holdings, Inc. *	29,675
700	Utstarcom, Inc. *	22,260
		79,667	9.95%

Telecommunications Equipment
250	Opticnet, Inc. *	165	0.02%

Telecommunications Services
1,000	Golden Telecom, Inc. *	27,340	3.41%

	Total Stocks	$ 753,360	80.27%

Money Market Funds
34,753	Fifth Third Prime Money Market .92%	34,753	4.34%

	Total Money Market Funds	$ 34,753	4.34%

	Total Investments (Cost - $40,005)	801,613	100.13%

	Other Assets Less Liabilities	(1,003)	(0.13)%

	Net Assets	$ 800,610	100.00%

OPTIONS
Building Residential/Commercial
1,000	Hovnanian Enterprises, Inc. Nov. 2003 call @ 70	1,850	0.23%

Building Tools
1,000	Toro Co. March 2004 call @ 50	1,050	0.13%

Drug Biomedical/Genetic
1,000	ICOS Corp. Oct. 2003 put @ 25	-	0.00%

Drug Ethical
1,000	Endo Pharmaceuticals Holding, Inc. Jan. 2004 call @ 22.5	2,250	0.28%

Electronic Miscellaneous Products
2,000	Arrow Electronics, Inc. Jan. 2004 call @ 22.5	700	0.09%

Electronic Semiconductor Manufacturer
1,000	National Semiconductor Corp. Jan. 2004 call @ 40	1,050	0.13%

Retail Apparel
4,000	Gap, Inc. Dec. 2003 call @ 22.5	-	0.00%

Retail Building Products
1,000	Tractor Supply Co. Dec. 2004 call @ 50	2,200	0.27%

Services-Computer Programming Services
3,000	Ciber, Inc.	-	0.00%

Software Business
1,000	Talx Corp. March 2004 call @ 30	1,650	0.21%

Telecommunications Cellular
1,000	Starcom, Inc. Feb. 2004 call @ 40	2,750	0.34%

Transportation Airlines
2,000	Delta Air Lines, Inc. Oct. 2003 put @ 7.5	-	0.00%

	Total Options	$ 13,500	1.69%

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 801,613
(Identified Cost - $841,618)
Cash	1,089
Receivables:
Dividends and Interest	389
Securities Sold	6,443
Total Assets	$ 809,534
Liabilities
Accrued Management Fees	1,071
Securities Purchased	7,853
Total Liabilities	8,924
Net Assets	$ 800,610
Net Assets Consist of:
Capital Paid In	1,815,766
Accumulated Undistributed Net Investment Loss	(233)
Accumulated Realized Loss on Options - Net	(251,006)
Accumulated Realized Loss on Investments - Net	(707,855)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(40,005)
Unrealized Depreciation in Value
of Options Based on Identified Cost - Net	(16,056)
Net Assets, for 192,274 Shares Outstanding	$ 800,611
Net Asset Value and Redemption Price
Per Share ($800,610/192,274 shares)	$ 4.16

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Operations
For the six months ended September 30 ,2003 (Unaudited)
Investment Income:
Dividends	$ 4,827
Interest	525
Total Investment Income	5,352
Expenses
Management Fees (Note 2)	5,585
Total Expenses	5,585

Net Investment Income (Loss)	(233)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	111,430
Realized Gain on Options	3,665
Unrealized Appreciation on Investments	52,318
Unrealized Appreciation on Options	(16,057)
Net Realized and Unrealized Loss on Investments	151,356

Net Increase in Net Assets from Operations	$ 151,123

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Changes in Net Assets
	4/1/2003	4/1/2002
	to	to
	9/30/2003	3/31/2003
From Operations:
Net Investment Loss	$ (233)	$(4,887)
Net Realized Gain (Loss) on Investments	111,430	(92,464)
Net Realized Gain (Loss) on Options	3,665	(8,089)
Net Unrealized Appreciation (Depreciation) on Investments	52,318	(92,902)
Net Unrealized Appreciation (Depreciation) on Options	(16,057)
Increase (Decrease) in Net Assets from Operations	151,123	(198,342)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	108,889	34,406
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(13,902)	(104,578)
Net Increase (Decrease) from Shareholder Activity	94,987	(70,172)

Net Increase (Decrease) in Net Assets	246,110	(268,514)

Net Assets at Beginning of Period	554,500	823,014

Net Assets at End of Period	$ 800,610	$ 554,500

Share Transactions:
Issued	28,272	9,191
Reinvested	0	0
Redeemed	(3,082)	(30,948)
Net Increase (Decrease) in shares	25,190	(21,757)
Shares outstanding beginning of period	167,084	188,841
Shares outstanding end of period	192,274	167,084

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2003	4/1/2002	4/1/2001	4/1/2000	4/1/1999
	to	to	to	to	to
	9/30/2003	3/31/2003	3/31/2002	3/31/2001	3/31/2000
Net Asset Value -
Beginning of Period	$ 3.32	$ 4.36	$ 3.62	$ 17.60	$ 10.46
Net Investment Income	(0.00)	(0.03)	(0.04)	(0.01)	(0.12)
Net Gains or Losses on Securities
(realized and unrealized)	0.84	(1.01)	0.78	(9.50)	7.26
Total from Investment Operations	0.84	(1.04)	0.74	(9.51)	7.14
Dividends
(from net investment income)	0.00	0.00	0.00	0.00	0.00
(from capital gains)	0.00	0.00	0.00	(4.47)	0.00
Total Distributions	0.00	0.00	0.00	(4.47)	0.00
Net Asset Value -
End of Period	$ 4.16	$ 3.32	$ 4.36	$ 3.62	$ 17.60

Total Return	25.24%	-24.31%	20.44%	-67.00%	68.26%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	801	555	823	688	1,683

Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	*
Ratio of Net Investment Income to Average Net Assets	(0.06)%	(0.74)%	(0.87)%	(0.10)%	(1.21)%	*
Portfolio Turnover Rate	982.48%	563.67%	523.69%	1013.09%	455.07%	*

The accompanying notes are an integral part of the financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $5,585 during the six months ending September 30, 2003.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2003, an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $1,815,766.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ending September 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,388,412 and $3,246,858, respectively.  There were no purchases or sales of U.S. Government obligations.

6.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at March 31, 2003, was $599,945. The difference between book cost and tax cost consists of wash sales in the amount of $10,577.  At March 31, 2003, the composition of unrealized appreciation and depreciation was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
26,109	(118,431)	(92,322)

7.)

CAPITAL LOSS CARRY FOWARDS

As of March 31, 2003, the Fund has federal income tax capital loss carryforwards of $1,063,379, expires between 2008 and 2011.

Board of Trustees

Rajendra Prasad

Samir Thakkar

Ratan Lalchandani

Investment Adviser

Mutual Funds Leader, Inc.

57 Eaglecreek

Irvine, CA 92618

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, OH  45263

Counsel

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue, E

Cleveland, Ohio 44114

Independent Auditors

William A. Meyler, P.C.

1715 Highway 35

Middletown, NJ 07748

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 16, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 9, 2003

* Print the name and title of each signing officer under his or her signature.